EVENTS AFTER THE REPORTING PERIOD (Narrative) (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 25, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) warrants $ / shares	Jun. 19, 2018 shares	Mar. 31, 2020 CAD ($) Share $ / shares	Dec. 31, 2019 USD ($) warrants	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from share issuances					$ 136,000	$ 2,012,082	$ 533,872
Warrants exercised during period | warrants		500,000			500,000
Exercise price of warrants exercised | $ / shares		$ 0.36
Proceeds from warrant exercise		$ 180,000
KGL Somituri SARL [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					71.25%
Mr. Kondrat [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued (Shares) | shares			350,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised during period | Share				875,000
Exercise price of warrants exercised | $ / shares				$ 0.36
Proceeds from warrant exercise				$ 315,000
Subsequent Events [Member] | Adumbi Mining SARL [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired				5.04%
Proportion of ownership interest in subsidiary				76.29%
Subsequent Events [Member] | Private Placements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued (Shares) | shares	6,000,000
Equity issuance, share price	$ 0.40
Proceeds from share issuances	$ 2,400,000
Subsequent Events [Member] | Private Placements [Member] | Certain Insiders [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued (Shares) | shares	1,790,000
Subsequent Events [Member] | Private Placements [Member] | Mr. Kondrat [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued (Shares) | shares	1,440,000